ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME - Schedules of Accumulate Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net gain (loss) on qualifying cash flow hedging instruments	$ (246)	$ 4,671	$ (1,822)
Net (loss) gain on available-for-sale securities	(28,608)	15,751	7,796
Losses associated with pensions, net of tax recoveries of $nil (2014: $0.2 million)	(12,400)	(15,251)	(12,731)
Losses associated with pensions, tax recoveries	0	(200)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	2,282,507	1,804,137	1,764,319
Net current-period other comprehensive income	(42,001)	11,928	11,973
Transfer of additional paid in capital	(1,579)
Balance at end of the period	1,894,339	2,282,507	1,804,137
Gains (losses) on available-for-sale securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	15,751	7,796	5,911
Other comprehensive (loss) income before reclassification	(31,453)	7,955	12,680
Amount reclassified from accumulated other comprehensive income	(12,906)	0	(10,795)
Net current-period other comprehensive income	(44,359)	7,955	1,885
Transfer of additional paid in capital	0
Balance at end of the period	(28,608)	15,751	7,796
Pension and post retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(15,251)	(12,731)	(17,809)
Other comprehensive (loss) income before reclassification	2,851	(2,520)	5,078
Amount reclassified from accumulated other comprehensive income	0	0	0
Net current-period other comprehensive income	2,851	(2,520)	5,078
Transfer of additional paid in capital	0
Balance at end of the period	(12,400)	(15,251)	(12,731)
Gains (losses) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	4,042	(2,676)	(6,832)
Other comprehensive (loss) income before reclassification	0	3,483	4,148
Amount reclassified from accumulated other comprehensive income	382	3,235	8
Net current-period other comprehensive income	382	6,718	4,156
Transfer of additional paid in capital	4,424
Balance at end of the period	0	4,042	(2,676)
Share of affiliates comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	629	854	0
Other comprehensive (loss) income before reclassification	(875)	(225)	854
Amount reclassified from accumulated other comprehensive income	0	0	0
Net current-period other comprehensive income	(875)	(225)	854
Transfer of additional paid in capital	0
Balance at end of the period	(246)	629	854
Total accumulated comprehensive (loss) income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	5,171	(6,757)	(18,730)
Other comprehensive (loss) income before reclassification	(29,477)	8,693	22,760
Amount reclassified from accumulated other comprehensive income	(12,524)	3,235	(10,787)
Net current-period other comprehensive income	(42,001)	11,928	11,973
Transfer of additional paid in capital	4,424
Balance at end of the period	$ (41,254)	$ 5,171	$ (6,757)